RISKS (Details Narrative) - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023
Risks
Accounts receivable, net	$ 611,748		$ 519,367
Loss on allowance for deposits and other current assets	$ 56		$ 56
Increase decrease on interest risk, rate	1.00%
Increase decrease from post tax loss	$ 2,189	$ 566